Contingent Liabilities, Commitments and Concessions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities, commitments and concessions [Abstract]
Schedule of Guarantees
As of December 31, 2017, ICPAD has issued guarantees for a total amount of $44 million, as follows:

Guarantee party	Description	In thousands of NIS	In thousands of $	Cash Collateral in thousands of $
Advanced Integrated Energy Ltd.	IDOM - EPC Agreement	—	10,500	—
Advanced Integrated Energy Ltd.	GE - CSA Agreement	—	21,000	—
OPC Rotem Ltd.	Facility agreement	45,000	12,980	6,505